Share-based payments - Class B share-based payments (Details) - Class B share-based payments - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Outstanding at the beginning	0	0	0
Granted		0	660
Vested		0	660
Forfeited		0	0
Outstanding at the end		0	0
Outstanding at the beginning (in dollars)	$ 0	$ 0	$ 0
Granted (in dollars)		0	3,704,000
Vested (in dollars)		0	3,704,000
Forfeited (in dollars)		0	0
Outstanding at the end (in dollars)		$ 0	$ 0